OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2013
OTHER ASSETS [Abstract]
Schedule of Other Assets

	As of December 31,
	2012	2013
	RMB	RMB
Prepayments for purchase of property, plant and equipment	36,411,466	61,958,160
Prepayments for construction of project assets	-	9,283,580
Prepayments for land use rights	-	12,305,449
Prepayment for warranty insurance premium	44,228,323	57,215,458
Prepaid service fee-non-current portion	1,114,886	-
Others	454,998	4,164,974
Total	82,209,673	144,927,621